Common Stock and Stock Plans	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Common Stock and Stock Plans

Note 11: Common Stock and Stock Plans
Common Stock
Table 11.1 and Table 11.2 present information related to our common stock.

Table 11.1: Common Stock Shares

Number of shares
Shares reserved (1)	203,107,858
Shares issued	5,481,811,474
Shares not reserved or issued	3,315,080,668
Total shares authorized	9,000,000,000
(1)Shares reserved for employee stock plans (employee restricted share rights, performance share awards, 401(k), and deferred compensation plans), convertible securities, dividend reinvestment and common stock purchase plans, and director plans.
Table 11.2: Common Stock Shares Outstanding

	Year ended December 31,
(in millions)	2025	2024	2023
Balance, beginning of period	3,288.9	3,598.9	3,833.8
Issued	24.9	22.8	37.2
Repurchased	(221.2)	(332.8)	(272.1)
Balance, end of period	3,092.6	3,288.9	3,598.9

Dividend Reinvestment and Common Stock
Purchase Plans
Participants in our dividend reinvestment and common stock direct purchase plans may purchase shares of our common stock at fair market value by reinvesting dividends and/or making optional cash payments under the plan’s terms.
Employee Stock Plans
We offer stock-based employee compensation plans as described below. For additional information on our accounting for stock-based compensation plans, see Note 1 (Summary of Significant Accounting Policies).

We have granted restricted share rights (RSRs) and performance share awards (PSAs) as our primary long-term incentive awards.

Holders of RSRs and PSAs may be entitled to receive additional RSRs and PSAs (dividend equivalents) equal to the cash dividends that would have been paid had the RSRs or PSAs been issued and outstanding shares. RSRs and PSAs granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying award.

Table 11.3 summarizes the major components of stock compensation expense and the related recognized tax benefit.
Table 11.3: Stock Compensation Expense

	Year ended December 31,
(in millions)	2025	2024	2023
RSRs and stock options	$1,407	1,180	1,069
PSAs	69	101	53
Total stock compensation expense	$1,476	1,281	1,122
Related recognized tax benefit	$365	317	277

The total number of shares of common stock available for grant under the plans at December 31, 2025, was 57 million.
Restricted Share Rights
Holders of RSRs are entitled to the related shares of common stock at no cost generally vesting over three to five years after the RSRs are granted. A summary of the status of our RSRs at December 31, 2025, and changes during 2025 is presented in Table 11.4.

Table 11.4: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2025	62,041,896	$45.10
Granted	25,373,392	77.44
Vested	(24,762,808)	45.29
Canceled or forfeited	(2,610,513)	59.26
Nonvested at December 31, 2025	60,041,967	59.55

The weighted-average grant date fair value of RSRs granted during 2024 and 2023 was $50.59 and $44.15, respectively.

At December 31, 2025, there was $1.5 billion of total unrecognized compensation cost related to nonvested RSRs. The cost is expected to be recognized over a weighted-average period of 2.5 years. The total fair value of RSRs that vested during 2025, 2024, and 2023 was $2.0 billion, $1.2 billion and $954 million, respectively.

Director Awards
We granted RSRs to non-employee directors on the day of the annual meeting of stockholders in 2025, 2024, and 2023. These stock awards vested immediately.

Stock Options
We granted 1.046 million stock options to our Chief Executive Officer in 2025, which will vest on a pro-rata basis in 2029, 2030, and 2031, and will expire in 2035. Any unvested stock options will be forfeited upon resignation or retirement. The weighted-average exercise price of these stock options was $82.65, which was equal to our closing common stock price on the grant date.
Performance Share Awards
Holders of PSAs are entitled to the related shares of common stock at no cost subject to the Company’s achievement of specified financial performance goals over a three-year period. The number of performance shares that vest can be adjusted downward to zero and upward to a maximum of 150% of the target. The awards vest in the quarter after the end of the three-year period with a determination of the number of shares following the certification of performance results by the Human Resources Committee of the Board.

A summary of the status of our PSAs at December 31, 2025, and changes during 2025 is in Table 11.5, based on the performance adjustments recognized as of December 2025.

Table 11.5: Performance Share Awards

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2025	3,439,368	$33.37
Granted	1,164,554	70.94
Vested	(1,653,573)	52.85
Nonvested at December 31, 2025	2,950,349	55.92
The weighted-average grant date fair value of performance awards granted during 2024 and 2023 was $44.57 and $44.33, respectively.

At December 31, 2025, there was $24 million of total unrecognized compensation cost related to nonvested performance awards. The cost is expected to be recognized over a weighted-average period of 1.8 years. The total fair value of PSAs that vested during 2025, 2024, and 2023 was $121 million, $134 million and $31 million, respectively.